Equity - Unrealized Gain or Loss on Available-for-sale Financial Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Beginning balance	$ 369,410		$ 366,928	$ 369,339
Unrealized gain or loss on available-for-sale financial assets			605	(721)
Income tax relating to unrealized gain and loss on available-for-sale financial assets	0		(3)	(2)
Ending balance	384,529	$ 12,562	369,410	366,928
Effect of retrospective application of IFRS 9			883
Unrealized gain (loss) on available-for-sale financial assets [Member]
Beginning balance	558		(51)	91
Unrealized gain or loss on available-for-sale financial assets			607	(721)
Income tax relating to unrealized gain and loss on available-for-sale financial assets			2	2
Amount reclassified from equity to profit or loss on disposal of available-for-sale financial assets			0	0
Amount reclassified from equity to profit or loss on impairment of available-for-sale financial assets				577
Ending balance	$ 0	$ 0	558	$ (51)
Effect of retrospective application of IFRS 9			$ (558)